Summary of Significant Accounting Policies - Additional Information (Details)		12 Months Ended
	Aug. 30, 2017	Dec. 31, 2018 USD ($) Segment	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2015 USD ($)
Significant Accounting Policies [Line Items]
Allowance for Doubtful Accounts Receivable		$ 0
Inventory provision		0
Impairment of investments		0	$ 0	$ 0
Amortization expenses		15,398	2,422	781
Finite-lived intangible assets, Amortization expense, 2019		206,881
Finite-lived intangible assets, Amortization expense, 2020		41,584
Finite-lived intangible assets, Amortization expense, 2021		26,562
Finite-lived intangible assets, Amortization expense, 2022		24,940
Finite-lived intangible assets, Amortization expense, 2023 and thereafter		21,599
Impairment of long-lived assets		0	0	0
Cash grants recorded in other income		1,332,419	855,158	2,065,510
Cash grants recorded in deferred income		$ 893,942	912,124
Reimbursement recognized period		5 years
Capital leases		$ 0	0	0
Unrecognized tax benefits and related interest and penalties		$ 0	0	0
Number of reportable segments | Segment		1
Aggregate amount of cash and cash equivalents		$ 62,951,607	$ 229,660,148	$ 83,948,770			$ 13,160,696
Share consolidation of ordinary shares and preferred shares	six-to-one
Unrecognized compensation expense related to unvested non-employee options or restricted shares		93,822
ASU 2016-02
Significant Accounting Policies [Line Items]
Unrecognized future minimum operating lease commitments		$ 3,300,000
Cash and Cash Equivalents
Significant Accounting Policies [Line Items]
Percentage of foreign currency risk		6.00%	2.00%
Foreign Currency Risk | Cash and Cash Equivalents
Significant Accounting Policies [Line Items]
Aggregate amount of cash and cash equivalents | ¥					¥ 26,878,093	¥ 25,660,869
Deferred Income
Significant Accounting Policies [Line Items]
Reimbursements recognized		$ 1,170,000	$ 1,482,000
Other Income
Significant Accounting Policies [Line Items]
Reimbursements recognized		$ 312,000	$ 78,000
Minimum
Significant Accounting Policies [Line Items]
Intangible assets amortization period		1 year
Maximum
Significant Accounting Policies [Line Items]
Intangible assets amortization period		5 years